Long-Term Debt and Short-Term Borrowings (Detail) (USD $) In Millions, unless otherwise specified	Nov. 30, 2011		Nov. 30, 2010
Debt Outstanding [Line Items]
Secured Long-Term Debt	$ 3	[1]	$ 331	[1]
Unsecured Long-Term Debt	9,069	[1]	8,293	[1]
Unsecured Short-Term Debt	281	[1]	740	[1]
Total Unsecured Debt	9,350	[1]	9,033	[1]
Total Debt	9,353	[1]	9,364	[1]
Less short-term borrowings	(281)	[1]	(740)	[1]
Less current portion of long-term debt	(1,019)	[1]	(613)	[1]
Total Long-term Debt	8,053	[1]	8,011	[1]
Fixed Rate Export Credit Facilities Bearing Interest at 5.4 % and 5.5 % Collateral Released in 2011
Debt Outstanding [Line Items]
Secured Long-Term Debt			328	[1]
Other
Debt Outstanding [Line Items]
Secured Long-Term Debt	3	[1]	3	[1]
Unsecured Long-Term Debt	31	[1]	59	[1]
Export Credit Facilities Fixed Rate Export Credit Facilities Bearing Interest At 4.2 % To 5.5 % Due Through 2020
Debt Outstanding [Line Items]
Unsecured Long-Term Debt	2,340	[1],[2]	2,339	[1],[2]
Export Credit Facilities Euro fixed rate export credit facilities, bearing interest at 3.8% to 4.5%, due through 2025
Debt Outstanding [Line Items]
Unsecured Long-Term Debt	470	[1],[2]	503	[1],[2]
Export Credit Facilities Floating Bearing Interest At LIBOR Plus 1.3% to 1.6% (1.6% to 2.0%), Due Through 2023
Debt Outstanding [Line Items]
Unsecured Long-Term Debt	872	[1],[3],[4]	688	[1],[3],[4]
Export Credit Facilities Euro Floating Rate Bearing Interest At EURIBOR plus 0.2% to 1.0% (1.7% to 2.8%), Due Through 2026
Debt Outstanding [Line Items]
Unsecured Long-Term Debt	1,314	[1],[2],[5]	824	[1],[2],[5]
Bank Loans Fixed Rate Bank Loans Bearing Interest At 2.7 % To 4.4 % Due In 2015
Debt Outstanding [Line Items]
Unsecured Long-Term Debt	850	[1],[2],[6],[7]	851	[1],[2],[6],[7]
Bank Loans Euro fixed rate bank loans, bearing interest at 3.9% to 4.7%, due through 2021
Debt Outstanding [Line Items]
Unsecured Long-Term Debt	350	[1],[2]	406	[1],[2]
Bank Loans Floating Rate Bearing Interest At LIBOR plus 0.7% to 0.9% (1.1% to 1.5%), Due Through 2016
Debt Outstanding [Line Items]
Unsecured Long-Term Debt	500	[1],[7],[8]	150	[1],[7],[8]
Bank Loans Euro Floating Rate Bearing Interest At EURIBOR plus 0.6% (2.1%), Due in 2014
Debt Outstanding [Line Items]
Unsecured Long-Term Debt	135	[1],[2],[9]	262	[1],[2],[9]
Private Placement Notes Fixed rate notes, bearing interest at 5.9% to 6.0%, due through 2016
Debt Outstanding [Line Items]
Unsecured Long-Term Debt	121	[1]	123	[1]
Private Placement Notes Euro fixed rate notes, bearing interest at 6.7% to 7.3%, due through 2018
Debt Outstanding [Line Items]
Unsecured Long-Term Debt	247	[1],[2]	246	[1],[2]
Publicly-Traded Notes Fixed rate notes, bearing interest at 6.7% to 7.2%, due through 2028
Debt Outstanding [Line Items]
Unsecured Long-Term Debt	528	[1]	529	[1]
Publicly Traded Notes Euro fixed rate notes, bearing interest at 4.3%, due in 2013
Debt Outstanding [Line Items]
Unsecured Long-Term Debt	997	[1]	991	[1]
Publicly-Traded Notes Sterling fixed rate notes, bearing interest at 5.6%, due in 2012
Debt Outstanding [Line Items]
Unsecured Long-Term Debt	314	[1]	322	[1]
Commercial Paper With Aggregate Weighted Average Interest Rate Of 0.3% Repaid In December 2011
Debt Outstanding [Line Items]
Unsecured Short-Term Debt	162	[1]	696	[1]
Euro Bank Loans With Aggregate Weighted Average Interest Rate Of 1.8% Repaid In December 2011
Debt Outstanding [Line Items]
Unsecured Short-Term Debt	$ 119	[1]	$ 44	[1]

[1]	All interest rates are as of the latest balance sheet date for which there is an outstanding debt balance. The debt table does not include the impact of our foreign currency and interest rate swaps. At November 30, 2011, 56%, 41% and 3% (60%, 37% and 3% at November 30, 2010) of our debt was U.S. dollar, euro and sterling-denominated, respectively, including the effect of foreign currency swaps. Substantially all of our debt agreements, including our main revolving credit facility, contain one or more financial covenants that require us, among other things, to maintain minimum debt service coverage and minimum shareholders' equity and to limit our debt to capital and debt to equity ratios and the amounts of our secured assets and secured and other indebtedness. Generally, if an event of default under any debt agreement occurs, then pursuant to cross default acceleration clauses, substantially all of our outstanding debt and derivative contract payables (see Note 10) could become due, and all debt and derivative contracts could be terminated. At November 30, 2011, we believe we were in compliance with all of our debt covenants.
[2]	Includes an aggregate $3.5 billion of debt whose interest rate would increase upon a downgrade of the long-term senior unsecured credit ratings of Carnival Corporation or Carnival plc from BBB+ to BBB, or A3 to Baa2, and will increase further upon additional credit rating downgrades, exclusive of the amount shown in Note (g).
[3]	In 2011, we repaid $300 million of an unsecured floating rate export credit facility that was borrowed to pay for a portion of Queen Elizabeth's purchase price prior to its maturity dates through 2022.
[4]	In 2011, we borrowed $583 million under an unsecured export credit facility, the proceeds of which were used to pay for a portion of Carnival Magic's purchase price. This facility bears interest at LIBOR plus a margin of 160 basis points ("bps") and is due in semi-annual installments through April 2023.
[5]	In 2011, we borrowed $406 million under an unsecured euro-denominated export credit facility, the proceeds of which were used to pay for a portion of AIDAsol's purchase price. This facility bears interest at EURIBOR plus a margin of 20 bps and is due in semi-annual installments through March 2023. In addition, in 2011 Costa borrowed $209 million under an unsecured euro-denominated export credit facility, which bears interest at EURIBOR plus a margin of 98 bps and is due in semi-annual installments through October 2026.
[6]	Includes a $150 million bank loan that currently carries a fixed interest rate. However, the loan can be converted to a floating interest rate at the option of the lenders.
[7]	Includes an aggregate $600 million of bank loans whose interest rate, and in the case of our main revolver its commitment fees, would increase upon a downgrade in the long-term senior unsecured credit ratings of Carnival Corporation or Carnival plc from A3 to Baa1, and will increase further upon additional credit rating downgrades.
[8]	In 2011, we repaid $150 million of an unsecured floating rate bank loan prior to its 2013 maturity date. In addition, in 2011 we borrowed an aggregate $500 million under four unsecured floating rate bank loans that mature through October 2016.
[9]	In 2011, we repaid $136 million of an unsecured floating rate euro-denominated bank loan prior to its 2014 maturity date.